PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning balance	$ 587,000	$ 574,000	$ 574,000
Additions	6,000	13,000
Disposals		0	0
Ending balance	593,000	587,000	574,000
Accumulated depreciation, beginning balance	559,000	550,000	418,000
Accumulated depreciation, depreciation for the year	12,000	9,000	9,000
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	571,000	559,000	550,000
Carrying value of property and equipment	22,000		25,000
Office equipment [member]
Statement [Line Items]
Beginning balance	113,000	113,000	113,000
Additions	3,000	3,000	0
Ending balance	116,000	113,000	113,000
Accumulated depreciation, beginning balance	100,000	95,000	90,000
Accumulated depreciation, depreciation for the year	5,000		5,000
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	105,000	100,000	95,000
Carrying value of property and equipment	11,000	13,000	19,000
Laboratory Equipment [Member]
Statement [Line Items]
Beginning balance	418,000	418,000	418,000
Ending balance	418,000	418,000	418,000
Accumulated depreciation, beginning balance	418,000	418,000
Accumulated depreciation, ending balance	418,000	418,000	418,000
Accumulated depreciation, Disposals for the year	0	0	0
Computer equipment [member]
Statement [Line Items]
Beginning balance	56,000	43,000	43,000
Additions	3,000	13,000
Ending balance	59,000	56,000	43,000
Accumulated depreciation, beginning balance	41,000	37,000	33,000
Accumulated depreciation, depreciation for the year	7,000	4,000	4,000
Accumulated depreciation, Disposals for the year	0	0	0
Accumulated depreciation, ending balance	48,000	41,000	37,000
Carrying value of property and equipment	$ 11,000	$ 15,000	$ 6,000